QUARTERLY INFORMATION (Details Textual)	12 Months Ended
	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares
Quarterly Financial Information [Line Items]
Net cash provided by operating activities | shares	1,186,018	1,193,078
Number Of Shareholders	1,410
Common Stock, Dividends, Per Share, Cash Paid | $ / shares	$ 0.88	$ 0.71	$ 0.61